Average Annual Total Returns - Small Cap Stock Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 1 Year	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 5 Years	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes) 10 Years
Total	28.98%	7.57%	11.30%	26.19%	5.36%	9.51%	19.12%	5.55%	8.94%	29.11%	7.71%	11.55%	25.52%	8.22%	11.82%	22.78%	9.55%	13.34%	24.80%	8.18%	11.40%